Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total		Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
BALANCE at Dec. 31, 2011	$ 513,902		$ 481,249	$ (153,425)	$ 188,749	$ (2,671)
BALANCE (in shares) at Dec. 31, 2011			30,879,778
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from exercise of stock options, net (in shares)			381,468
Proceeds from exercise of stock options, net	8,263		8,263
Adjustments related to tax withholding for share-based compensation (in shares)			(61,362)
Adjustments related to tax withholding for share-based compensation	(3,671)		(3,671)
Share-based payments expense (in shares)			225,445
Share-based payments expense	19,362		19,362
Excess tax benefit on share-based compensation expense	5,418		5,418
Repurchases of common stock (in shares)	(2,799,115)		(2,799,115)
Repurchases of common stock	(139,724)			(139,724)
Net income	150,230				150,230
Foreign currency translation adjustment	1,048	[1],[2]				1,048	[3]
Debt Conversion, Converted Instrument, Shares Issued			109
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	(5,740)		(5,740)
BALANCE at Dec. 31, 2012	549,088		504,881	(293,149)	338,979	(1,623)
BALANCE (in shares) at Dec. 31, 2012			28,626,323
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from exercise of stock options, net (in shares)			411,902
Proceeds from exercise of stock options, net	12,655		12,655
Adjustments related to tax withholding for share-based compensation (in shares)			(76,401)
Adjustments related to tax withholding for share-based compensation	(4,195)		(4,195)
Share-based payments expense (in shares)			223,173
Share-based payments expense	16,831		16,831
Excess tax benefit on share-based compensation expense	3,287		3,287
Repurchases of common stock (in shares)	(3,306,433)		(3,306,433)
Repurchases of common stock	(195,004)			(195,004)
Conversion of debt, issuance of common stock (shares)			272,336
Conversion of callable convertible debt, net of tax	(38,175)		(49,532)	11,357
Adjustment and settlement of debt conversion feature classified as temporary equity	(1,446)		(1,446)
Net income	174,792				174,792
Foreign currency translation adjustment	856	[1],[4]				856	[3]
BALANCE at Dec. 31, 2013	518,689		482,481	(476,796)	513,771	(767)
BALANCE (in shares) at Dec. 31, 2013	26,150,900		26,150,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from exercise of stock options, net (in shares)	103,000		103,260
Proceeds from exercise of stock options, net	3,735		3,735
Adjustments related to tax withholding for share-based compensation (in shares)			(61,543)
Adjustments related to tax withholding for share-based compensation	(4,255)		(4,255)
Share-based payments expense (in shares)			227,092
Share-based payments expense	14,424		13,036	1,388
Excess tax benefit on share-based compensation expense	1,920		1,920
Repurchases of common stock (in shares)	(7,925,227)		(7,925,227)
Repurchases of common stock	(545,140)			(545,140)
Conversion of debt, issuance of common stock (shares)			431,760
Conversion of callable convertible debt, net of tax	(516)		(24,771)	24,255
Adjustment and settlement of debt conversion feature classified as temporary equity	1,446		1,446
Net income	106,618				106,618
Foreign currency translation adjustment	457	[1],[5]				457	[3]
BALANCE at Dec. 31, 2014	$ 97,378		$ 473,592	$ (996,293)	$ 620,389	$ (310)
BALANCE (in shares) at Dec. 31, 2014	18,926,242

[1]	Foreign currency translation adjustment had no tax effect in 2014, 2013 and 2012.
[2]	Foreign currency translation adjustment had no tax effect in 2012.
[3]	Foreign currency translation adjustment has no tax effect for the years ended December 31, 2014, 2013, and 2012.
[4]	Foreign currency translation adjustment had no tax effect in 2013.
[5]	Foreign currency translation adjustment had no tax effect in 2014.